SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
The following table summarizes option balances as of December 31, 2025, and changes during the year then ended:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (1)
Outstanding at January 1, 2025	3,806,089	$4.58	5.78	$26,086
Exercised	(44,361)	$0.01
Forfeited	(186,820)	$39.83
Outstanding at December 31, 2025	3,574,908	$2.80	4.74	$1,642
Exercisable at December 31, 2025	3,387,972	$2.95	4.54	$1,505
(1) Intrinsic value is calculated as the difference between the fair value of REE’s Class A ordinary shares as of the end of each reporting period and the exercise price of the option.

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarizes RSUs activity:

	Number of RSUs outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding at January 1, 2025	1,582,803	$5.73
Granted	129,186	6.16
Vested	(624,869)	6.95
Forfeited	(136,532)	5.85
Outstanding at December 31, 2025	950,588	$4.97

Share-based Payment Arrangement, Expensed and Capitalized, Amount
The total equity-based compensation expense recognized in the Company’s consolidated statements of operations are as follows:

	Year ended December 31,
	2025	2024	2023
Research and development	2,444	4,205	8,397
Selling, general and administrative	2,623	5,380	7,881
	$5,067	$9,585	$16,278